LEASE LIABILITIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities
Opening balance	R$ 693,846	R$ 611,551
New leases	189,855	29,633
Present Value Adjustments - New leases	(116,640)	(3,300)
Contract review	124,310	99,419
Write-off		(781)
Payments	(239,909)	(155,995)
Interest appropriated	82,521	69,510
Acquisition of companies		45,352
Exchange variation	(222)	(1,543)
Net balance	R$ 733,761	R$ 693,846